Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 68.0%
		Belgium: 1.2%
2,923		Anheuser-Busch InBev SA/NV	$ 129,109	1.2

		Finland: 0.6%
19,589		Nokia OYJ - Finland	60,331	0.6

		France: 25.3%
1,643		Air Liquide SA	209,725	1.9
7,179		AXA S.A.	121,555	1.1
4,005		BNP Paribas	116,927	1.1
2,252		Danone	144,124	1.3
6,458	(1)	Engie SA	66,133	0.6
1,037	(1)	EssilorLuxottica SA	109,792	1.0
259		Kering SA	135,046	1.2
843	(1)	L'Oreal S.A.	218,178	2.0
925	(1)	LVMH Moet Hennessy Louis Vuitton SE	339,245	3.1
6,891		Orange SA	83,433	0.8
1,238	(1)	Safran S.A.	109,683	1.0
3,953	(1)	Sanofi	342,231	3.1
1,909	(1)	Schneider Electric SE	161,354	1.5
2,964		Societe Generale	48,557	0.4
9,056	(2)	Total SA	341,220	3.1
1,939	(1)	Vinci SA	158,434	1.5
3,008		Vivendi SA	63,599	0.6
		2,769,236		25.3

		Germany: 18.4%
640	(1)	Adidas AG	142,098	1.3
1,449		Allianz SE	246,761	2.3
3,190	(1)	BASF SE	149,107	1.4
3,420		Bayer AG	195,961	1.8
1,113		Bayerische Motoren Werke AG	56,818	0.5
2,916	(1),(2)	Daimler AG	87,084	0.8
660		Deutsche Boerse AG	90,673	0.8
3,413		Deutsche Post AG	91,498	0.8
11,263	(1)	Deutsche Telekom AG	145,467	1.3
1,427		Fresenius SE & Co. KGaA	53,131	0.5
501		Muenchener Rueckversicherungs-Gesellschaft AG	100,736	0.9
3,797		SAP SE	423,928	3.9
2,775		Siemens AG	232,365	2.1
		2,015,627		18.4

		Ireland: 0.7%
2,783		CRH PLC	75,261	0.7

		Italy: 3.3%
26,980		Enel S.p.A.	186,104	1.7
8,823		ENI S.p.A.	87,678	0.8
56,674		Intesa Sanpaolo SpA	91,702	0.8
		365,484		3.3

		Netherlands: 9.5%
2,014		Airbus SE	129,867	1.2
1,479		ASML Holding NV	389,887	3.6
13,533		ING Groep NV	69,344	0.6
3,823		Koninklijke Ahold Delhaize NV	89,063	0.8
3,121		Koninklijke Philips NV	128,140	1.2
4,775		Unilever NV	234,697	2.1
		1,040,998		9.5

		Spain: 6.0%
1,498		Amadeus IT Group SA	70,509	0.6
23,158		Banco Bilbao Vizcaya Argentaria SA	71,710	0.7
57,706		Banco Santander SA	137,272	1.3
20,538	(1)	Iberdrola S.A. - IBEE	200,883	1.8
3,860		Industria de Diseno Textil SA	100,027	0.9
16,177	(1)	Telefonica S.A.	73,623	0.7
		654,024		6.0

		United Kingdom: 3.0%
1,921		Linde PLC	333,175	3.0

	Total Common Stock
	(Cost $9,572,712)	7,443,245		68.0

PREFERRED STOCK: 0.6%
		Germany: 0.6%
635	(1)	Volkswagen AG	73,150	0.6

	Total Preferred Stock
	(Cost $105,283)	73,150		0.6

	Total Long-Term Investments
	(Cost $9,677,995)	7,516,395		68.6

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 13.7%
		Repurchase Agreements: 4.1%
448,076	(3)	Citigroup, Inc., Repurchase Agreement dated 03/31/20, 0.01%, due 04/01/20 (Repurchase Amount $448,076, collateralized by various U.S. Government Agency Obligations, 0.150%-8.500%, Market Value plus accrued interest $457,037, due 04/15/21-09/20/69)
		(Cost $448,076)	448,076	4.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 9.6%
1,050,000	(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.250%
		(Cost $1,050,000)	1,050,000	9.6

	Total Short-Term Investments
	(Cost $1,498,076)	1,498,076		13.7

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Total Investments in Securities (Cost $11,176,071)	$ 9,014,471	82.3
Assets in Excess of Other Liabilities	1,934,320	17.7
Net Assets	$ 10,948,791	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2020.

Sector Diversification	Percentage of Net Assets
Financials	10.0%
Consumer Discretionary	9.5
Information Technology	8.6
Industrials	8.1
Consumer Staples	7.5
Materials	7.0
Health Care	6.6
Utilities	4.1
Energy	3.9
Communication Services	3.3
Short-Term Investments	13.7
Assets in Excess of Other Liabilities	17.7
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
Belgium	$–	$129,109	$–	$129,109
Finland	–	60,331	–	60,331
France	–	2,769,236	–	2,769,236
Germany	–	2,015,627	–	2,015,627
Ireland	–	75,261	–	75,261
Italy	–	365,484	–	365,484
Netherlands	–	1,040,998	–	1,040,998
Spain	–	654,024	–	654,024
United Kingdom	–	333,175	–	333,175
Total Common Stock	–	7,443,245	–	7,443,245
Preferred Stock	–	73,150	–	73,150
Short-Term Investments	1,050,000	448,076	–	1,498,076
Total Investments, at fair value	$1,050,000	$7,964,471	$–	$9,014,471
Other Financial Instruments+
Forward Foreign Currency Contracts	–	3,672	–	3,672
Futures	347,651	–	–	347,651
Total Assets	$1,397,651	$7,968,143	$–	$9,365,794
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(18,612)	$–	$(18,612)
Total Liabilities	$–	$(18,612)	$–	$(18,612)

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2020, the following forward foreign currency contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 968,000	USD 1,078,899	Deutsche Bank AG	04/24/20	$(10,323)
EUR 905,000	USD 995,420	The Bank of New York Mellon	04/24/20	3,610
USD 165,647	EUR 150,000	The Bank of New York Mellon	04/24/20	62
USD 352,660	EUR 323,000	The Bank of New York Mellon	04/24/20	(3,900)
USD 220,807	EUR 204,000	The Bank of New York Mellon	04/24/20	(4,389)
				$(14,940)

At March 31, 2020, the following futures contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
EURO STOXX 50® Index	114	06/19/20	$3,453,822	$347,651
			$3,453,822	$347,651

Currency Abbreviations
EUR	-	EU Euro
USD	-	United States Dollar

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $11,335,610.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$582,408
Gross Unrealized Depreciation	(2,663,052)
Net Unrealized Depreciation	$(2,080,644)